INVESTMENTS IN SUBSIDIARIES, ASSOCIATES AND JOINT VENTURES (Tables)	9 Months Ended
Sep. 30, 2024
Disclosure of subsidiaries [abstract]
Summary of Equity Investments in Subsidiaries
The interest and shareholding percentages in companies over which the Group exerts control, and which are consolidated by the Group, are detailed below:

	09.30.24		12.31.23
Company	Direct and Indirect Holding	Interest	Direct and Indirect Holding	Interest
Agri Tech Investments Argentina S.A.U.	199,937	100%	199,937	100%
Agri Tech Investments LLC	100	100%	100	100%
Banco de Galicia y Buenos Aires S.A.U.	668,549,353	100%	668,549,353	100%
Galicia Asset Management S.A.U.	20,000	100%	20,000	100%
Galicia Broker Asesores de Seguros S.A.	71,310	100%	71,310	100%
Galicia Capital US LLC	1,000	100%	1,000	100%
Galicia Holdings US Inc.	1,000	100%	1,000	100%
Galicia Investments LLC	100	100%	100	100%
Galicia Retiro Compañía de Seguros S.A.U.	27,727,278	100%	27,727,278	100%
Galicia Securities S.A.U.	95,392,000	100%	95,392,000	100%
Galicia Seguros S.A.U.	1,830,887	100%	1,830,887	100%
Galicia Ventures LP	1,000	100%	1,000	100%
Galicia Warrants S.A.	1,000,000	100%	1,000,000	100%
Nera Uruguay S.A.	30,133	100%	10,000	100%
Nera Paraguay S.A.	1,000	100%	—	—%
IGAM LLC	100	100%	100	100%
INVIU S.A.U.	809,611,333	100%	809,611,333	100%
INVIU Capital Markets Limited	1	100%	1	100%
INVIU Manager Investment Ltd.	1	100%	0	—%
INVIU México S.A.P.I. de C.V.	1,500	100%	0	—%
INVIU Perú S.A.B. S.A.C.	2,439,992	99%	0	—%
INVIU Technology Limited	1	100%	1	100%
INVIU Uruguay Agente de Valores S.A.U.	300,000,000	100%	300,000,000	100%
Vestly Asset Management LLC	100	100%	0	—%
Vestly México S.A. de C.V.	1,500	100%	0	—%
Naranja Digital Compañía Financiera S.A.U.	1,712,567,500	100%	1,712,567,500	100%
Sudamericana Holding S.A.	32,717,429	100%	32,717,429	100%
Sudamericana Seguros Galicia S.A. (ex Seguros SURA S.A.) (*)	4,512,697,946	99%	4,512,697,946	99%
Tarjeta Naranja S.A.U.	2,896	100%	2,896	100%
Tarjetas Regionales S.A.	1,756,704,458	100%	1,756,704,458	100%
Well Assistance S.A.U.	100,000	100%	100,000	100%
(*) At the date of issuance of these Financial Statements, the change of name is pending approval by the Argentine Superintendency of Insurance.
Summary of Balances of Subsidiaries, According to the IFRS-based Accounting Framework
Basic information related to the consolidated companies as of September 30, 2024 is detailed below:

Company	Assets	Liabilities	Shareholders´ Equity	Net Income (Loss)(*)
Agri Tech Investments Argentina S.A.U.	3,146,790	1,601,991	1,544,799	(2,902,535)
Agri Tech Investments LLC	1,641,917	132,959	1,508,958	(1,809,766)
Banco de Galicia y Buenos Aires S.A.U.	19,114,594,274	15,548,002,226	3,566,592,048	751,585,803
Galicia Asset Management S.A.U.	50,219,242	18,485,886	31,733,356	45,327,929
Galicia Broker Asesores de Seguros S.A.	3,180,108	1,438,896	1,741,212	1,581,361
Galicia Capital US LLC	3,854,431	1,243,850	2,610,581	(641,539)
Galicia Holdings US Inc.	3,894,981	—	3,894,981	(1,223,334)
Galicia Investments LLC	21,953	—	21,953	(10,641)
Galicia Retiro Compañía de Seguros S.A.U.	5,618,108	4,527,277	1,090,831	(476,104)
Galicia Securities S.A.U.	156,001,468	125,766,605	30,234,863	18,013,750
Galicia Seguros S.A.U.	34,467,797	15,393,040	19,074,757	(719,493)
Galicia Ventures LP	2,195,317	—	2,195,317	(927,563)
Galicia Warrants S.A.	11,195,481	3,729,484	7,465,997	558,317
Nera Uruguay S.A.	12,455	22,376	(9,921)	(9,472)
Nera Paraguay S.A.	132,959	—	132,959	(23,145)
IGAM LLC	20,130,681	2,750	20,127,931	(9,727,366)
INVIU S.A.U.	120,254,784	110,453,785	9,800,999	(5,821,328)
INVIU Capital Markets Limited	2,129,042	195,312	1,933,730	51,019
INVIU Management Investment Ltd.	37,851	25,811	12,040	(9,291)
INVIU México S.A.P.I. de C.V.	73	—	73	62
INVIU Perú S.A.B. S.A.C.	641,387	—	641,387	4,734
INVIU Technology Limited	658,354	603,719	54,635	49,385
INVIU Uruguay Agente de Valores S.A.U.	2,865,191	1,734,917	1,130,274	(280,616)
Vestly Asset Management LLC	97	—	97	9
Vestly México S.A. de C.V.	70	—	70	60
Naranja Digital Compañía Financiera S.A.U.	849,038,439	775,308,947	73,729,492	42,925,514
Sudamericana Holding S.A.	35,660,850	52,617	35,608,233	(17,325,607)
Sudamericana Seguros Galicia S.A. (ex Seguros SURA S.A.)	226,941,682	214,601,138	12,340,544	(19,135,953)
Tarjeta Naranja S.A.U.	2,718,935,903	2,129,387,775	589,548,128	148,837,314
Tarjetas Regionales S.A.	704,747,693	13,472	704,734,221	191,546,346
Well Assistance S.A.U.	47,108	26,685	20,423	15,641
(*) Income attributable to the shareholders of the parent.
(**) At the date of issuance of these Financial Statements, the change of name is pending approval by the Argentine Superintendency of Insurance.
Summary of Investments in Associates

Company	Interest %	Location	09.30.24	12.31.23
Play Digital S.A.	14.4770%	City of Buenos Aires	2,704,791	5,342,615
The changes of said investment are as follows:

Company	12.31.23	Purchases and Contributions	Share profit	09.30.24
Play Digital S.A.	5,342,615	953,786	(3,591,610)	2,704,791
Total	5,342,615	953,786	(3,591,610)	2,704,791
Basic information related to the associate Play Digital S.A. as of June 30, 2024, stated in closing currency, is detailed below:

Company	Assets	Liabilities	Shareholders´ Equity	Income
Play Digital S.A.	30,079,288	17,984,208	12,095,080	(8,369,214)